Results of operation - Research and development expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of research and development expenses [Line items]
Staff costs	€ 11,992,000	€ 10,026,000	€ 23,493,000	€ 21,550,000
Capitalized costs		(700,000)	(154,000)	(1,600,000)
Total research and development expenses	9,543,000	10,059,000	18,347,000	19,048,000
Increase (Decrease) in research and development expense.	€ (1,200,000)		€ (2,100,000)
Percentage of increase (decrease) in research and development expense.	(11.20%)		(10.20%)
Research and Development Expenses Before Capitalization	€ 9,500,000	10,800,000	€ 18,500,000	20,600,000
Research & Development
Disclosure of research and development expenses [Line items]
Staff costs	3,050,000	3,700,000	5,775,000	8,280,000
Consulting and contractors' fees	2,234,000	3,004,000	4,246,000	3,877,000
Q&A regulatory	91,000	43,000	99,000	119,000
Depreciation and amortization expense	1,470,000	418,000	2,746,000	829,000
Travel	352,000	434,000	737,000	713,000
Manufacturing and outsourced development	803,000	1,292,000	1,912,000	2,600,000
Clinical studies	1,049,000	1,396,000	2,073,000	3,250,000
IT	150,000	39,000	218,000	68,000
Rent	252,000	104,000	461,000	227,000
Other expenses	92,000	320,000	234,000	639,000
Capitalized costs		(691,000)	(154,000)	(1,554,000)
Total research and development expenses	€ 9,543,000	€ 10,059,000	€ 18,347,000	€ 19,048,000